UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2018

Date of reporting period: 02/28/2018

Item 1 – Report to Stockholders

FEBRUARY 28, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Funds II

➢	BlackRock Floating Rate Income Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended February 28, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. Faster global growth drove the equity market, while rising interest rates constrained bond returns.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second-largest economy in the world, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment. Higher prices for industrial metals also bolstered the outlook for emerging-market countries.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also began to reduce its balance sheet, while setting expectations for additional rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. In particular, we are closely monitoring trade protectionism and the rise of populism in Western nations.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.84%	17.10%
U.S. small cap equities (Russell 2000® Index)	8.30	10.51
International equities (MSCI Europe, Australasia, Far East Index)	7.12	20.13
Emerging market equities (MSCI Emerging Markets Index)	10.58	30.51
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.99
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(5.47)	(2.54)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.18)	0.51
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.15)	2.32
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.11	4.18
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of February 28, 2018	BlackRock Floating Rate Income Portfolio

Investment Objective

BlackRock Floating Rate Income Portfolio’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ending February 28, 2018, the Fund underperformed the benchmark S&P®/LSTA Leveraged Loan Index.

What factors influenced performance?

The Fund generally underweights the more distressed loan assets, and this detracted from performance relative to the benchmark as loans rated CCC and below rallied over the period. From a sector perspective, underweight allocations to retailers, oil field services and leisure detracted from performance.

The largest relative sector contributors included an overweight to independent energy and security selection within both technology and consumer cyclical services. From an asset allocation standpoint, the Fund’s out-of-benchmark tactical allocations to high yield bonds and collateralized loan obligations (“CLOs”) were significant positive contributors during the period.

Describe recent portfolio activity.

During the period, the Fund slightly increased out-of-benchmark tactical positions in high yield bonds and CLOs. As the majority of the bank loan market trades above par, these tactical holdings are designed to add upside potential to the Fund’s performance. The Fund continued to reduce exposure to the consumer cyclical space, on the view that the leisure and retail sectors continue to show fundamental weaknesses. In terms of energy exposure, the Fund remained focused on adding to independent energy loans, while continuing to avoid sectors such as oil field services where credit profiles appear weaker. From a credit standpoint, the Fund decreased its underweight position to BBB-rated credits, slightly reduced its overweight to B-rated names, and shifted from being overweight to underweight in BB-rated names. The Fund’s core issuer and credit biases remained centered on cash-flow views and determination of a specific catalyst and/or idiosyncratic characteristics.

At period end, the Fund had a modestly elevated cash level. The cash balance was temporarily raised to manage settlements of pending transactions, and accounting for those transactions the Fund was close to fully invested. The cash balance did not have a material impact on performance of the Fund.

Describe portfolio positioning at period end.

The Fund held a majority of its portfolio in floating rate bank loans, with tactical positions in high yield corporate bonds and CLOs. In terms of credit rating, the Fund was overweight to B-rated names and underweight to BB-rated names. The Fund was underweight in distressed issuers rated CC and below on an unfavorable view of their downside risk. The Fund’s biggest sector overweights included independent energy, consumer cyclical services and wirelines, while retailers, leisure and airlines were underweighted. Largest issuer overweights included CenturyLink (wirelines), SS&C Technologies (technology) and Altice (cable & satellite).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2018 (continued)	BlackRock Floating Rate Income Portfolio

Performance Summary for the Period Ended February 28, 2018

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yield	Unsubsidized 30-Day Yield	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.16%	4.16%	2.31%	3.79%	N/A	3.84%	N/A	4.65%	N/A
Investor A	3.74	3.74	2.05	3.38	0.79%	3.52	3.00%	4.33	4.06%
Investor C	3.03	3.03	1.79	2.63	1.64	2.77	2.77	3.57	3.57
Investor C1	3.31	3.30	1.92	2.90	N/A	3.04	N/A	3.83	N/A
Class K	4.20	4.20	2.31	3.71	N/A	3.87	N/A	4.67	N/A
S&P®/LSTA Leveraged Loan Index(c)	—	—	2.69	4.22	N/A	4.01	N/A	5.58	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
(b)	The Fund normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the Fund to achieve a floating rate of income.
(c)	An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value (09/01/17)	Ending Account Value (02/28/18)	Expenses Paid During the Period (b)	Beginning Account Value (09/01/17)	Ending Account Value (02/28/18)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,023.10	$3.31	$1,000.00	$1,021.52	$3.31	0.66%
Investor A	1,000.00	1,020.50	4.81	1,000.00	1,020.03	4.81	0.96
Investor C	1,000.00	1,017.90	8.41	1,000.00	1,016.46	8.40	1.68
Investor C1	1,000.00	1,019.20	7.16	1,000.00	1,017.70	7.15	1.43
Class K	1,000.00	1,023.10	3.26	1,000.00	1,021.57	3.26	0.65

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of February 28, 2018 (continued)	BlackRock Floating Rate Income Portfolio

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Floating Rate Loan Interests	91%
Corporate Bonds	6
Money Market Funds	5
Asset-Backed Securities	2
Investment Companies	1
Common Stocks	—	(a)
Other Interests	—	(a)
Options Purchased	—	(a)
Preferred Stocks	—	(a)
Warrants	—	(a)
Liabilities in Excess of Other Assets	(5)

(a)	Representing less than 0.5% of the Fund’s net assets.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	Percent of Total Investments (b)
AAA/Aaa	—	%(d)
AA/Aa	—	(d)
A	1
BBB/Baa	10
BB/Ba	41
B	41
CCC/Caa	4
N/R(c)	3

(a)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low rating quality. Credit quality ratings are subject to change.
(b)	Total Investments exclude short-term securities and options purchased.
(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment advisor has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)	Representing less than 0.5% of the Fund’s total investments.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

The Fund acquired the assets and liabilities of BlackRock Senior Floating Rate Fund, Inc. (the “Predecessor Fund”) in a reorganization on March 21, 2011. The Predecessor Fund’s performance and financial history have been adopted by the Fund and are used going forward from the date of reorganization.

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 21, 2011, Institutional Shares’ performance results are those of the Predecessor Fund restated to reflect Institutional Shares’ fees. Prior to Class K Shares’ inception date on March 28, 2016, Class K Share performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Share fees.

Investor A Shares are subject to a maximum initial sales charge (frontend load) of 2.50% and a service fee of 0.25% per year (but no distribution fee). Prior to March 21, 2011, Investor A Shares’ performance results are those of the Predecessor Fund restated to reflect Investor A Shares’ fees. Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C and Investor C1 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. However, Investor C1 Shares are only available for issuance to shareholders of BlackRock Senior Floating Rate Fund II, Inc. in connection with such fund’s reorganization and for dividend and capital gain reinvestment by existing shareholders, and will not be subject to CDSCs upon the sale of shares of the Fund received in the reorganization and shares acquired through the reinvestment of dividends and capital gains by existing shareholders. In addition, Investor C and Investor C1 Shares are subject to a distribution fee of 0.75% and 0.50% per year, respectively, and a service fee of 0.25% and 0.25% per year, respectively. Prior to March 21, 2011, Investor C and Investor C1 Shares’ performance results are those of the Predecessor Fund restated to reflect Investor C and Investor C1 Shares’ fees, respectively.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of these distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving or reimbursing its fees after the applicable termination date of the agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on September 1, 2017 and held through February 28, 2018) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

DISCLOSURE OF EXPENSES / DERIVATIVE FINANCIAL INSTRUMENTS	7

Schedule of Investments (unaudited) February 28, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 1.9%(a)
ALM VII R Ltd., Series 2013-7RA, Class BR, 4.42%, 10/15/28(b)	USD	750	$766,414
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 5.74%, 12/09/26(b)		1,400	1,423,438
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class DR, 5.27%, 07/15/30(b)		1,250	1,268,114
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class DR, 4.42%, 10/15/27(b)		750	756,211
Apidos CLO XII, Series 2013-12A, Class AR, 2.82%, 04/15/31(b)		750	749,337
Apidos CLO XXI, Series 2015-21A, Class C, 5.28%, 07/18/27(b)		750	753,757
Ares XL CLO Ltd., Series 2016-40A, Class C, 5.42%, 10/15/27(b)		1,000	1,012,229
Ares XXXII CLO Ltd., Series 2014-32A, Class CR, 5.29%, 11/15/25(b)		1,000	1,001,205
Ares XXXIII CLO Ltd., Series 2015-1A, Class B2R, 4.29%, 12/05/25(b)		1,000	1,012,980
Atlas Senior Loan Fund X Ltd.(b):
Series 2018-10A, Class B, 3.21%, 01/15/31		1,950	1,953,723
Series 2018-10A, Class C, 3.56%, 01/15/31		4,000	4,011,042
Babson CLO Ltd.(b):
Series 2013-IIA, Class BR, 3.98%, 01/18/25		1,000	1,002,080
Series 2015-IA, Class AR, 2.72%, 01/20/31(c)		7,000	7,000,000
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2R, 3.79%, 01/20/29(b)		2,750	2,778,296
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class CR, 5.18%, 10/18/29(b)		1,000	1,017,155
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, 4.40%, 10/15/30(b)		500	505,219
BlueMountain CLO Ltd.(b):
Series 2013-2A, Class A1R, 2.92%, 10/22/30		1,000	1,007,341
Series 2015-4A, Class D2, 5.79%, 01/20/27		750	750,941
Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class C, 5.51%, 04/27/27(b)		750	752,143
CBAM Ltd., Series 2018-5A, Class A, 0.00%, 04/17/31(b)(c)		2,000	2,000,000
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, 2.77%, 06/09/30(b)		1,000	1,006,701
CIFC Funding Ltd.(b):
Series 2013-4A, Class DR, 5.31%, 11/27/24		750	752,628
Series 2014-2A, Class A3LR, 4.19%, 05/24/26		945	947,853
Series 2018-1A, Class B, 0.00%, 04/18/31		1,000	1,001,758
Series 2018-1A, Class C, 0.00%, 04/18/31		1,000	997,202
Dryden 41 Senior Loan Fund, Series 2015-41A, Class ER, 0.00%, 04/15/31(b)		1,000	1,000,000
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, 0.00%, 04/20/31(b)		1,000	1,000,000
Galaxy XXI CLO Ltd.(b):
Series 2015-21A, Class AR, 1.00%, 04/20/31		500	500,000
Series 2015-21A, Class CR, 1.00%, 04/20/31		1,750	1,750,000
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class C, 3.94%, 04/20/29(b)		1,000	1,002,253
Greenwood Park CLO Ltd., Series 2018-1A, Class E, 0.00%, 04/15/31(b)(c)		300	300,000
Highbridge Loan Management Ltd.(b):
Series 2013-2A, Class CR, 4.64%, 10/20/29		500	512,225
Series 6A-2015, Class BR, 0.00%, 02/05/31		750	750,000
Series 6A-2015, Class C, 4.86%, 05/05/27		750	750,392
Series 6A-2015, Class CR, 0.00%, 02/05/31(c)		950	950,000
Series 6A-2015, Class D, 5.44%, 05/05/27		950	950,571
LCM XVII LP, Series 17A, Class D, 5.22%, 10/15/26(b)		1,000	999,779

Security	Par (000)		Value
Madison Park Funding XXVII Ltd., Series 2018-27A, Class B, 0.00%, 04/20/30(b)	USD	1,500	$1,500,000
MP CLO VII Ltd., Series 2015-1A, Class DR, 4.23%, 04/18/27(b)		970	970,812
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 6.08%, 11/14/27(b)		1,500	1,523,311
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 5.94%, 01/23/27(b)		750	751,457
OCP CLO Ltd., Series 2014-5A, Class A1R, 3.02%, 04/26/31(b)(c)		2,000	2,000,000
Octagon Investment Partners XVII Ltd.(b)(c):
Series 2013-1A, Class A1R2, 2.98%, 01/25/31		1,500	1,500,000
Series 2013-1A, Class BR2, 3.38%, 01/25/31		1,900	1,900,000
Series 2013-1A, Class CR2, 3.68%, 01/25/31		1,900	1,900,000
Series 2013-1A, Class ER2, 7.13%, 01/25/31		250	250,000
OZLM IX Ltd., Series 2014-9A, Class CR, 5.29%, 01/20/27(b)		750	753,385
OZLM XIV Ltd., Series 2015-14A, Class C, 6.07%, 01/15/29(b)		950	953,635
OZLM XIX Ltd., Series 2017-19A, Class C, 4.47%, 11/22/30(b)		750	760,882
Palmer Square CLO Ltd.(b):
Series 2018-1A, Class A1, 0.00%, 04/18/31		1,950	1,950,000
Series 2018-1A, Class A2, 0.00%, 04/18/31(c)		500	500,000
Series 2018-1A, Class B, 0.00%, 04/18/31(c)		500	500,000
Series 2018-1A, Class D, 0.00%, 04/18/31(c)		600	600,000
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, 4.37%, 04/15/26(b)		625	626,401
Sound Point CLO IV Ltd., Series 2013-3A, Class DR, 5.14%, 01/21/26(b)		1,500	1,503,098
Sound Point CLO IX Ltd., Series 2015-2A, Class DR, 4.39%, 07/20/27(b)		1,000	1,002,348
Symphony CLO XVII Ltd., Series 2016-17A, Class D, 6.52%, 04/15/28(b)		750	752,847
Texas Competitive Electric Holdings Co. LLC, 5.10%, 10/10/2017(c)(d)		8,430	—
Voya CLO Ltd.(b):
Series 2013-3A, Class A2R, 3.23%, 01/18/26		500	500,167
Series 2018-1A, Class B, 0.00%, 04/19/31		1,500	1,500,000

Total Asset-Backed Securities — 1.9% (Cost: $70,422,080)			70,891,330

		Shares
Common Stocks — 0.2%

Banks — 0.0%
New Holdings LLC(d)		1,269	444,150

Chemicals — 0.0%(c)(d)
GEO Specialty Chemicals, Inc.(b)		39,151	13,703
GEO Specialty Chemicals, Inc.		235,827	82,539

			96,242
Diversified Consumer Services — 0.0%
Education Management Corp.(b)(c)(d)		1,532,378	15

Health Care Equipment & Supplies — 0.0%
New Millennium Holdco, Inc.(d)		71,823	3,376

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.(d)		106,173	1,348,397

Machinery — 0.0%
Ameriforge Group, Inc.(d)		5,385	242,325

Oil, Gas & Consumable Fuels — 0.0%
Texas Energy LLC(c)(d)		241,753	227,248

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value
Software — 0.1%
Avaya Holdings Corp.(d)		144,681	$3,036,854

Total Common Stocks — 0.2% (Cost: $5,640,345)			5,398,607

	Par (000)
Corporate Bonds — 5.7%

Aerospace & Defense — 0.3%
Bombardier, Inc.(b):
7.75%, 03/15/20	USD	7,032	7,506,660
7.50%, 03/15/25		5,258	5,396,022

			12,902,682
Capital Markets — 0.3%
Blackstone CQP Holdco LP(b):
6.50%, 03/20/21		9,607	9,691,061
6.00%, 08/18/21		1,558	1,565,401

			11,256,462
Chemicals — 0.2%
Momentive Performance Materials, Inc., 3.88%, 10/24/21		6,825	7,098,000

Commercial Services & Supplies — 0.2%(b)
Prime Security Services Borrower LLC, 9.25%, 05/15/23		4,646	5,058,332
Tervita Escrow Corp., 7.63%, 12/01/21		3,060	3,075,300

			8,133,632
Communications Equipment — 0.0%
Avaya, Inc., 7.00%, 04/01/19(c)(d)		5,545	—

Containers & Packaging — 0.4%(b)
Ardagh Packaging Finance plc, 7.25%, 05/15/24		1,825	1,955,031
Reynolds Group Issuer, Inc., (LIBOR USD 3 Month + 3.50%), 5.22%, 07/15/21(e)		10,890	11,012,513

			12,967,544
Diversified Financial Services — 0.2%(b)
Altice Financing SA:
6.63%, 02/15/23		2,210	2,207,237
7.50%, 05/15/26		2,040	2,055,300
Altice US Finance I Corp., 5.50%, 05/15/26		1,900	1,881,000

			6,143,537
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 5.25%, 03/15/26		9,353	9,002,169
SFR Group SA(b):
6.25%, 05/15/24		2,165	2,016,156
7.38%, 05/01/26		4,136	3,992,481

			15,010,806
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20(c)		5,909	—

Equity Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC, 8.00%, 10/15/23		260	287,628

Health Care Providers & Services — 0.0%
Community Health Systems, Inc., 5.13%, 08/01/21		1,838	1,695,555

Hotels, Restaurants & Leisure — 0.2%(b)
1011778 BC ULC, 5.00%, 10/15/25		4,450	4,335,969
Scientific Games International, Inc., 7.00%, 01/01/22		1,914	2,014,485

			6,350,454

Security	Par (000)		Value
IT Services — 0.1%
First Data Corp., 7.00%, 12/01/23(b)	USD	5,235	$5,503,294

Machinery — 0.1%
Novelis Corp., 6.25%, 08/15/24(b)		4,130	4,222,925

Media — 0.5%
Clear Channel Worldwide Holdings, Inc.:
7.63%, 03/15/20		3,665	3,660,419
6.50%, 11/15/22		9,090	9,317,250
CSC Holdings LLC, 10.88%, 10/15/25(b)		4,699	5,544,820

			18,522,489
Metals & Mining — 0.6%
Constellium NV, 6.63%, 03/01/25(b)		1,900	1,966,500
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		3,700	3,663,000
3.88%, 03/15/23		3,850	3,734,500
Teck Resources Ltd., 3.75%, 02/01/23		13,722	13,413,255

			22,777,255
Oil, Gas & Consumable Fuels — 0.9%
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24		3,750	4,196,250
CNX Resources Corp., 5.88%, 04/15/22		16,299	16,390,682
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		5,640	5,879,700
Halcon Resources Corp., 6.75%, 02/15/25		1,810	1,828,100
NGPL PipeCo LLC(b):
4.38%, 08/15/22		2,620	2,613,450
4.88%, 08/15/27		1,820	1,835,925

			32,744,107
Pharmaceuticals — 0.4%(b)
Alpha 3 BV, 6.25%, 02/01/25		3,770	3,788,850
Valeant Pharmaceuticals International, Inc.:
6.50%, 03/15/22		3,428	3,565,120
5.50%, 11/01/25		8,635	8,543,253

			15,897,223
Software — 0.7%
Infor US, Inc., 6.50%, 05/15/22		7,233	7,395,742
Informatica LLC, 7.13%, 07/15/23(b)		2,980	3,038,110
Solera LLC, 10.50%, 03/01/24(b)		9,550	10,722,740
Veritas US, Inc., 7.50%, 02/01/23(b)		6,497	6,594,455

			27,751,047
Trading Companies & Distributors — 0.1%
HD Supply, Inc., 5.75%, 04/15/24(b)		2,809	2,945,939

Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 08/15/20		1,775	1,857,094

Total Corporate Bonds — 5.7% (Cost: $213,071,598)			214,067,673

Floating Rate Loan Interests — 90.9%(f)

Aerospace & Defense — 1.3%
Accudyne Industries LLC, Term Loan, 08/18/24(g)		15,970	16,052,061
DAE Aviation Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.40%, 07/07/22		2,349	2,368,090
Sequa Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.55%, 11/28/21		7,653	7,742,559
TransDigm, Inc., 1st Lien Term Loan E, (LIBOR USD 1 Month + 2.75%), 4.40%, 05/14/22		1,528	1,536,980
TransDigm, Inc., Term Loan F, (LIBOR USD 3 Month + 2.75%), 4.40% — 4.44%, 06/09/23		20,619	20,735,921

			48,435,611

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Airlines — 0.0%(c)
Northwest Airlines, Inc., Term Loan, (LIBOR USD 6 Month + 1.23%), 2.68%, 09/10/18	USD	154	$153,305
Northwest Airlines, Inc., Term Loan 2, (LIBOR USD 6 Month + 1.23%), 2.68%, 09/10/18		153	151,888
Northwest Airlines, Inc., Term Loan 5, (LIBOR USD 6 Month + 1.23%), 2.68%, 09/10/18		152	148,724

			453,917
Auto Components — 0.2%
Dealer Tire LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.00%, 12/07/21(c)		5,820	5,899,830

Automobiles — 0.2%
CH Hold Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.65%, 02/01/24		5,442	5,468,890
CH Hold Corp., 2nd Lien Term Loan B, (LIBOR USD 1 Month + 7.25%), 8.90%, 02/03/25(c)		1,470	1,488,375

			6,957,265
Building Products — 1.0%
Continental Building Products Co., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.25%), 3.90% — 3.94%, 08/18/23		1,838	1,854,021
CPG International, Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.59%, 05/05/24		9,119	9,179,142
GYP Holdings III Corp., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.77%, 04/01/23		11,414	11,470,835
Jeld-Wen, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.69%, 12/14/24		7,450	7,485,387
Ply Gem Industries, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.69%, 02/01/21		6,022	6,039,962

			36,029,347
Capital Markets — 1.8%
AlixPartners LLP, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.44%, 04/04/24		16,854	16,945,094
Bronco Midstream Funding LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.87%, 08/17/20		7,687	7,758,913
Deerfield Holding Corp., Term Loan, 02/13/25(g)		2,380	2,397,184
Fortress Investment Group LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.40%, 12/27/22		6,485	6,543,365
Greenhill & Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.33% — 5.44%, 10/12/22		6,273	6,312,206
RPI Finance Trust, Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.69%, 03/27/23		10,677	10,730,756
TKC Holdings, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 8.00%), 9.78%, 02/01/24		7,385	7,429,245
TKC Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.91% — 6.03%, 02/01/23		10,292	10,400,926

			68,517,689
Chemicals — 2.8%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.69%, 01/31/24		8,512	8,567,554
Axalta Coating Systems Dutch Holding BV, Term Loan, (LIBOR USD 3 Month + 2.00%), 3.69%, 06/01/24		10,197	10,250,026
Chemours Co. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.15%, 05/12/22		4,175	4,192,323
Encapsys LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.90%, 07/05/24		4,945	4,975,906
Ennis-Flint, Inc., Term Loan, 06/13/23(g)		6,341	6,301,249
Gates Global LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.44%, 04/01/24		18,332	18,446,257

Security	Par (000)		Value
Chemicals (continued)
HB Fuller Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.84%, 10/20/24	USD	10,778	$10,825,195
Invictus Co., Term Loan B(g):
02/15/25		3,740	3,764,946
02/10/26		1,945	1,958,381
Platform Specialty Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.15%, 06/07/20		7,832	7,862,970
Platform Specialty Corp., Term Loan B-6, (LIBOR USD 1 Month + 3.00%), 4.65%, 06/07/23		10,119	10,180,014
PQ Corp., Term Loan B, 02/08/25(g)		13,300	13,362,644
Solenis International LP, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.90% — 5.23%, 07/31/21		3,991	3,971,007

			104,658,472
Commercial Services & Supplies — 6.3%
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 3.72%, 11/10/23		13,486	13,529,374
Ambrosia Buyer Corp., Delayed Term Loan, 08/28/24(g)		459	462,004
Ambrosia Buyer Corp., Term Loan, 08/28/24(g)		9,794	9,847,568
Clean Harbors, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.65%, 06/30/24		3,085	3,099,922
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.59%, 02/15/24		13,699	13,801,793
Filtration Group Corp., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.98%, 11/23/20		19,996	20,183,581
Garda World Security Corp., Term Loan, (LIBOR USD 6 Month + 2.50%), 7.00%, 05/24/24		4,076	4,110,749
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.25%), 5.73%, 07/03/24(c)		7,328	7,447,258
Live National Entertainment, Inc, Term Loan B-3, (LIBOR USD 1 Month + 2.25%), 3.94%, 10/31/23		3,635	3,656,867
Oxea Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.25%, 09/30/24(c)		16,427	16,508,964
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 05/02/22		17,455	17,593,589
Prometric, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.77%, 01/29/25		1,775	1,786,094
Safe Fleet Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.77%, 02/01/25		6,785	6,793,481
Safe Fleet Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 6.75%), 8.53%, 02/01/26(c)		3,500	3,526,250
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 03/01/21(g)		14,787	14,777,700
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 5.75%), 7.40%, 02/28/22		12,510	12,564,794
ServiceMaster Co. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.15%, 11/08/23		10,930	10,978,783
Thomson Reuters Intellectual Property & Science, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.90%, 10/03/23		23,686	23,842,952

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Services & Supplies (continued)
Trugreen Limited Partnership, Term Loan, (LIBOR USD 3 Month + 4.00%), 5.54%, 04/13/23	USD	4,904	$4,953,452
US Security Associates Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.69%, 07/14/23		10,754	10,831,092
Weight Watchers International, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.33% — 6.45%, 11/29/24		17,220	17,413,593
Wrangler Buyer Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.65%, 09/20/24		16,959	17,040,512

			234,750,372
Communications Equipment — 0.5%
Avaya, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.75%), 6.34%, 12/15/24(d)		7,579	7,616,562
CommScope, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.65%, 12/29/22		3,127	3,142,323
Hargray Communications, Inc., Term Loan B, 05/16/24(g)		8,004	8,017,756

			18,776,641
Construction & Engineering — 1.3%
AECOM, Term Loan B, 02/21/25(g)		3,625	3,628,009
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.88% — 6.01%, 06/21/24		31,248	31,466,086
Convergint Technologies LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.66%, 02/03/25		2,676	2,671,295
Engility Corp., Term Loan B-2, (LIBOR USD 1 Month + 3.25%), 4.90%, 08/14/23		2,287	2,303,147
Engility Corp., Term Loan B-1, (LIBOR USD 1 Month + 2.75%), 4.40%, 08/12/20		1,286	1,294,289
USIC Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.00%, 12/08/23		5,504	5,535,601

			46,898,427
Consumer Finance — 0.2%
Capital Automotive LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.15%, 03/25/24		3,579	3,594,880
Vantiv LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.59%, 10/14/23		2,104	2,116,451

			5,711,331
Containers & Packaging — 1.7%
Berlin Packing LLC, Term Loan B-1, (LIBOR USD 3 Month + 3.25%), 4.93% — 4.95%, 10/01/21		3,532	3,548,198
Berry Global, Inc., Term Loan, 10/01/22(g)		18,414	18,467,972
Berry Plastic Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.58%, 02/08/20		3,320	3,332,450
BWAY Holding Co., Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.87% — 4.96%, 04/03/24		8,185	8,215,563
Charter NEX U.S., Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.65%, 05/16/24		6,363	6,372,570
FPC Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 4.00%), 5.69%, 11/19/19		4,826	4,801,849
Plastipak Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.45%, 10/14/24		4,180	4,202,512
Reynolds Group Holdings Ltd., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 02/05/23		15,074	15,140,337

			64,081,451

Security	Par (000)		Value
Distributors — 1.1%
American Builders & Contractors Supply Co., Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.15%, 10/31/23	USD	13,676	$13,745,556
American Tire Distributors, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 5.90%, 09/01/21		4,885	4,941,798
CSC SW Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.25%), 5.08%, 11/14/22		6,256	6,289,565
HD Supply, Inc., Term Loan B-3, (LIBOR USD 3 Month + 2.25%), 3.94%, 08/13/21		10,747	10,795,731
HD Supply, Inc., Term Loan B-4, (LIBOR USD 3 Month + 2.50%), 4.19%, 10/17/23		3,713	3,735,774
Nexeo Solutions LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.94% — 5.23%, 06/09/23		1,325	1,339,797

			40,848,221
Diversified Consumer Services — 1.1%
Allied Universal Holdco LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 8.50%), 10.27%, 07/28/23		2,915	2,885,850
Allied Universal Holdco LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.44%, 07/28/22		4,494	4,441,441
Belron Finance Ltd., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.29%, 10/25/24		11,211	11,266,862
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.65%, 11/07/23		10,775	10,842,432
EmployBridge LLC, Term Loan, (LIBOR USD 3 Month + 6.50%), 8.19%, 05/15/20		2,047	2,018,481
Houghton Mifflin Harcourt Co., 1st Lien Term Loan B, 05/28/21(g)		2,961	2,782,074
KAR Auction Services, Inc., Term Loan B-5, (LIBOR USD 3 Month + 2.50%), 4.25%, 03/09/23		8,072	8,112,213

			42,349,353
Diversified Financial Services — 1.8%
Altice Financing SA, Term Loan, (LIBOR USD 3 Month + 2.75%), 4.47%, 01/31/26		5,585	5,505,543
Altice Financing SA, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.47%, 07/15/25		2,618	2,581,618
Cast & Crew Payroll LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.70%, 09/26/24		10,834	10,898,664
GrafTech Finance, Inc., 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.50%), 5.08%, 02/12/25(c)		8,265	8,254,669
IG Investment Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.19%, 10/31/21		10,489	10,597,932
TCW Group, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 3.62%, 12/13/24(c)		3,065	3,076,494
Trans Union LLC, 1st Lien Term Loan B-3, 04/10/23(g)		7,755	7,776,581
WEX, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.90%, 06/30/23		17,229	17,336,304

			66,027,805
Diversified Telecommunication Services — 5.1%
CenturyLink, Inc., 1st Lien Term Loan:
(LIBOR USD 1 Month + 2.75%), 4.40% , 06/20/22		14,050	14,000,825
01/31/25(g)		56,877	55,867,364
Colorado Buyer, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.78%, 05/01/24		8,104	8,143,338
Consolidated Communications, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.65%, 10/05/23		2,015	1,980,396

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.52%, 05/27/24	USD	11,018	$11,036,300
Frontier Communications Corp., Delayed Draw Term Loan A, (LIBOR USD 1 Month + 2.75%), 4.40%, 03/31/21		9,372	9,266,884
Frontier Communications Corp., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.40%, 06/15/24		393	386,540
GTT Communications, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.94%, 01/09/24		2,036	2,047,243
Learfield Communications, Inc., Delayed Draw Term Loan, 12/01/23(c)(g)		4,242	4,284,451
Level 3 Financing, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.85%, 02/22/24		37,179	37,235,884
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90%, 11/15/24		4,519	4,552,561
Spirit Communication, Term Loan, 10/27/24(g)		4,426	4,442,098
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.09%, 03/27/26		21,590	21,652,179
Western Digital Corp., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.65%, 10/10/24		15,887	16,016,811

			190,912,874
Electric Utilities — 2.2%
AES Corp., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.94%, 05/24/22		6,967	6,970,834
Dayton Power and Light Co., Term Loan B, 08/24/22(g)		3,461	3,475,866
Energy Future Intermediate Holding Co. LLC, Delayed Draw Term Loan, (LIBOR USD 3 Month + 3.00%), 4.47% — 4.48%, 06/30/18		36,997	36,992,560
Exgen Renewables I LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.99%, 11/28/24		3,302	3,330,615
ExGen Texas Power LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.08%, 09/18/21		4,723	2,873,369
Nautilus Power LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.90%, 05/16/24		11,687	11,848,172
Pike Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.15%, 09/20/24		3,156	3,183,127
Vistra Operations Co. LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.15%, 08/04/23		9,123	9,170,106
Vistra Operations Co. LLC, Term Loan B-2, (LIBOR USD 1 Month + 2.25%), 3.84% — 3.90%, 12/14/23		2,015	2,024,892
Vistra Operations Co. LLC, Term Loan C, (LIBOR USD 1 Month + 2.50%), 4.15%, 08/04/23		1,618	1,626,153

			81,495,694
Electrical Equipment — 0.7%
Generac Power Systems, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.69%, 05/31/23		3,905	3,912,621
Vertiv Group Corp., Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.58%, 11/30/23		20,890	20,994,784

			24,907,405
Electronic Equipment, Instruments & Components — 0.3%
Compass Power Generation LLC, Term Loan, (LIBOR USD 6 Month + 3.75%), 5.39%, 12/20/24		5,645	5,690,894
EaglePicher Technologies LLC, Term Loan B-1, 02/23/25(g)		5,330	5,333,358

			11,024,252

Security	Par (000)		Value
Energy Equipment & Services — 0.5%
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.33%, 11/17/22	USD	3,790	$3,936,862
Seadrill Operating LP, Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.69%, 02/21/21		3,453	2,988,598
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 2.30%), 3.95%, 07/13/20		5,678	5,607,465
Woodford Express LLC, 1st Lien Term Loan B, (LIBOR USD 6 Month + 5.00%), 6.65%, 01/27/25		5,175	5,129,719

			17,662,644
Equity Real Estate Investment Trusts (REITs) — 1.7%
ESH Hospitality, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.90%, 08/30/23		10,515	10,565,482
GEO Group, Inc. (The), Term Loan, (LIBOR USD 3 Month + 2.25%), 3.95%, 03/22/24		9,225	9,252,482
MGM Growth Properties Operating Partnership LP, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.90%, 04/25/23		21,757	21,845,200
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.07%, 05/11/24		5,806	5,831,556
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.60%, 12/13/24		17,531	17,613,217

			65,107,937
Food & Staples Retailing — 0.5%
Albertson’s LLC, Term Loan B-4, 08/25/21(g)		3,737	3,684,622
US Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.15%, 06/27/23		14,671	14,777,384

			18,462,006
Food Products — 2.4%
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 10/10/23		12,286	12,366,349
Dole Food Co., Inc., Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.33% — 6.25%, 04/06/24		4,789	4,806,473
Hostess Brands LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.90%, 08/03/22		14,116	14,153,525
JBS USA Lux SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.50%), 4.10%, 10/30/22		20,638	20,534,856
National Veterinary Associates, Inc., Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.33%, 02/02/25		9,278	9,271,096
Nomad Foods Ltd., Term Loan:
(LIBOR USD 1 Month + 2.25%), 3.84% , 05/15/24		6,488	6,504,142
(LIBOR USD 6 Month + 2.25%), 3.86% , 05/15/24		560	561,359
Pinnacle Food Finance LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.58%, 02/02/24		15,746	15,835,387
Reddy Ice Corp., 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.50%), 7.25% — 9.00%, 05/01/19(c)		3,202	3,201,987
Reddy Ice Corp., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 9.50%), 11.20%, 11/01/19		2,961	2,783,340

			90,018,514
Gas Utilities — 0.3%
Veresen Midstream LP, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.69%, 03/31/22		10,472	10,531,431

Health Care Equipment & Supplies — 3.2%
Albany Molecular Research, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90%, 08/30/24		2,588	2,597,557

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Equipment & Supplies (continued)
Albany Molecular Research, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.00%), 8.65%, 08/30/25	USD	1,855	$1,856,169
Auris Luxembourg III SARL, Term Loan B-7, (LIBOR USD 3 Month + 3.00%), 4.69%, 01/17/22		9,098	9,169,857
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.65%, 11/21/24		12,965	13,089,205
Cryolife, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.69%, 11/07/24(c)		8,550	8,635,500
Curo Health Services Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.68% — 5.81%, 02/07/22		4,323	4,307,640
DJO Finance LLC, 1st Lien Term Loan B, 06/08/20(g)		28,543	28,263,813
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.65%, 06/15/21		16,796	17,090,079
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.44%, 09/24/24		6,434	6,415,054
Ortho-Clinical Diagnostics, Inc., Term Loan B, 06/30/21(g)		26,068	26,263,472

			117,688,346
Health Care Providers & Services — 4.3%
Acadia Healthcare Co., Inc., Term Loan:
(LIBOR USD 1 Month + 2.75%), 4.40% , 03/31/18		3,642	3,664,185
(LIBOR USD 1 Month + 2.75%), 4.40% , 02/11/22		1,330	1,337,830
Acadia Healthcare Co., Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.40%, 02/16/23		6,896	6,938,054
Air Medical Group Holdings, Inc., 1st Lien Term Loan, 09/26/24(g)		6,458	6,524,194
Capital Vision Services LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.79%, 02/06/25(c)		4,760	4,742,150
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.40%, 03/01/24		16,770	16,799,814
Community Health Systems, Inc., 1st Lien Term Loan G, (LIBOR USD 3 Month + 2.75%), 4.73%, 12/31/19		1,574	1,559,816
Concentra, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.53%, 06/01/22		8,733	8,787,581
DaVita Healthcare, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.40%, 06/24/21		4,703	4,733,604
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.10%, 12/20/24		4,045	4,070,269
Envision Healthcare Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.65%, 12/01/23		25,651	25,707,075
Equian Buyer Corp., Term Loan B, 05/20/24(g)		7,840	7,874,339
Geronimo Intermediate Parent, Inc., Term Loan, 06/22/23(c),(g)		5,501	5,528,133
HC Group Holdings III, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 6.65%, 04/07/22(c)		10,852	11,014,463
HCA Healthcare, Inc., Term Loan B-9, (LIBOR USD 1 Month + 2.00%), 3.65%, 03/17/23		9,207	9,254,677
Jaguar Holding Co. II, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.40% — 4.44%, 08/18/22		18,445	18,490,988
MultiPlan, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.69%, 06/07/23		10,186	10,232,106
National Mentor Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.69%, 01/31/21		2,733	2,751,495

Security	Par (000)		Value
Health Care Providers & Services (continued)
Superior Vision Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.66%, 12/02/24	USD	8,857	$8,812,715
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.40%, 02/13/23		3,179	3,198,453

			162,021,941
Health Care Technology — 0.0%
Press Ganey Holdings, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.50%), 8.15%, 10/21/24		1,889	1,909,913

Hotels, Restaurants & Leisure — 5.4%
1011778 BC ULC, Term Loan, (LIBOR USD 3 Month + 2.25%), 3.90% — 3.94%, 02/16/24		29,772	29,809,657
Amaya Gaming, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.00%), 8.69%, 08/01/22		1,135	1,138,883
Amaya Holdings BV, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.19%, 08/01/21		15,260	15,356,479
Aramark Services, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.65%, 03/07/25		1,307	1,314,452
Arby’s Restaurant, Term Loan B, 02/05/25(g)		7,349	7,417,371
Aristocrat International Pty. Ltd., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.63% — 3.74%, 10/19/24		6,540	6,566,879
Boyd Gaming Corp., Term Loan A, (LIBOR USD 3 Month + 2.25%), 3.72%, 09/15/21(c)		4,073	4,072,511
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.97%, 09/15/23		16,425	16,503,501
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 09/30/24		21,967	22,101,886
CCM Merger, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.40%, 08/06/21		5,974	6,014,623
CEC Entertainment, Inc., Term Loan B, 02/12/21(g)		5,429	5,244,469
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.15%, 04/18/24		16,478	16,545,626
Four Seasons Hotels Ltd., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.15%, 11/30/23		5,602	5,637,395
Gateway Casinos & Entertainment Ltd., Term Loan B-1, (LIBOR USD 3 Month + 3.75%), 5.44%, 02/22/23		1,886	1,902,023
Hilton Worldwide Finance LLC, 1st Lien Term Loan B-2, (LIBOR USD 1 Month + 2.00%), 3.62%, 10/25/23		3,345	3,362,912
KFC Holding Co., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.59%, 06/16/23		5,772	5,799,805
La Quinta Intermediate Holdings LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.47%, 04/14/21		1,575	1,582,174
Lakeland Tours LLC, Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.59%, 12/06/24		4,538	4,587,711
Playa Resorts Holding BV, 1st Lien Term Loan B, 04/29/24(g)		7,887	7,933,186
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.90%, 02/22/24		12,053	12,082,958
Scientific Games Corp., Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.45%, 08/14/24		18,373	18,453,481
Sky Betting & Gaming, 1st Lien Term Loan, 08/23/24(g)		7,387	7,400,612

			200,828,594
Household Durables — 0.2%
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.95%, 12/19/23		8,269	8,318,848

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Household Products — 0.7%
Prestige Brands, Inc., 1st Lien Term Loan B-4, (LIBOR USD 1 Month + 2.75%), 4.40%, 01/26/24	USD	10,771	$10,831,041
Spectrum Brands, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.65% — 3.79%, 06/23/22		14,631	14,680,157

			25,511,198
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Construction Finance Co. LP, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.15%, 01/15/25		2,300	2,303,875
Calpine Corp., 1st Lien Term Loan B-5, (LIBOR USD 3 Month + 2.50%), 4.20%, 01/15/24		4,067	4,074,576
Calpine Corp., Term Loan B-6, (LIBOR USD 3 Month + 2.50%), 4.20%, 01/15/23		3,116	3,129,645
Calpine Corp., Term Loan B-7, (LIBOR USD 3 Month + 2.50%), 4.20%, 05/31/23		3,954	3,965,338
Dynergy, Inc., Term Loan C, (LIBOR USD 1 Month + 2.75%), 4.35%, 02/07/24		15,220	15,307,202

			28,780,636
Industrial Conglomerates — 0.2%
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.25%), 6.94%, 08/12/22(c)		9,274	9,308,640

Insurance — 2.3%
Alliant Holdings Intermediate LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.90%, 08/12/22		10,817	10,860,208
AmWINS Group, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.33% — 4.40%, 01/25/24		10,806	10,859,879
AssuredPartners, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 09/30/24		6,485	6,522,191
Asurion LLC 1st Lien, Term Loan B-6, (LIBOR USD 1 Month + 2.75%), 4.40%, 11/03/23		13,700	13,768,795
Asurion LLC, 2nd Lien Term Loan B-2, (LIBOR USD 1 Month + 6.00%), 7.65%, 08/04/25		4,329	4,433,978
Asurion LLC, Term Loan B-4, (LIBOR USD 1 Month + 2.75%), 4.40%, 08/04/22		10,480	10,525,586
Hub International Ltd., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.70% — 4.84%, 10/02/20		9,647	9,682,694
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.69%, 05/16/24		7,885	7,871,123
VF Holdings Ltd., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90%, 06/30/23		12,926	13,039,319

			87,563,773
Internet & Direct Marketing Retail — 0.2%
CNT Holdings III Corp., 1st Lien Term Loan, 01/22/23(g)		2,102	2,047,278
Research Now, Inc., Term Loan, (LIBOR USD 6 Month + 5.50%), 7.13%, 12/07/24		5,785	5,719,919

			7,767,197
Internet Software & Services — 1.4%
Go Daddy Operating Co. LLC, Tern Loan B, (LIBOR USD 1 Month + 2.25%), 3.90%, 02/15/24		16,376	16,404,779
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.02%, 08/01/25		8,060	8,088,338
Peak 10 Holding Corp., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.19%, 08/01/24		10,135	10,154,964
TIBCO Software, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.15%, 12/04/20		13,050	13,077,531
Zayo Group LLC, 1st Lien Term Loan, 01/19/24(g)		1,530	1,536,426

Security	Par (000)		Value
Internet Software & Services (continued)
Zayo Group LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.65%, 01/19/21	USD	4,328	$4,341,109

			53,603,147
IT Services — 2.8%
Altran Technologies SA, Term Loan, 01/30/25(g)		3,075	3,094,219
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.40%, 04/28/25		4,044	4,106,682
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.65%, 04/29/24		4,205	4,215,777
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 5.25%), 6.90%—7.02%, 10/02/23		6,575	6,620,477
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.87%, 04/26/24		42,624	42,694,790
First Data Corp., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.87%, 07/08/22		3,666	3,671,681
First Data Corp., Term Loan A, (LIBOR USD 1 Month + 1.75%), 3.37%, 06/02/20		3,074	3,073,263
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.44%, 10/30/23		4,151	4,187,662
Information Resource, Inc., Term Loan B, (LIBOR USD 3 Month + 4.25%), 6.19%, 01/18/24		4,402	4,427,884
iQor US, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.69%, 04/01/21		5,698	5,700,455
Tempo Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.65%, 05/01/24		17,469	17,505,756
TierPoint LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.40%, 05/06/24		6,910	6,912,417

			106,211,063
Leisure Products — 0.2%
Hayward Industries, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.15%, 08/05/24		7,195	7,221,901

Machinery — 2.0%
AMG Advanced Metallurgical Group, Term Loan, 01/30/25(g)		4,185	4,208,562
CeramTec Holding GmBH, Term Loan B-1, (LIBOR USD 3 Month + 2.75%), 4.73%, 08/30/20(c)		3,655	3,645,613
CeramTec Holding GmBH, Term Loan B-2, (LIBOR USD 3 Month + 2.75%), 4.73%, 08/30/20(c)		488	486,444
CeramTec Holding GmBH, Term Loan B-3, (LIBOR USD 3 Month + 2.75%), 4.73%, 08/30/20(c)		1,120	1,117,322
Columbus Mckinnon, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.12%, 12/31/2100		945	947,671
Dayco Products LLC, Term Loan B, (LIBOR USD 1 Month + 5.00%), 6.65%, 05/19/23(c)		4,511	4,561,660
Deck Chassis Acquisition, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 7.67%, 06/15/23(c)		3,160	3,207,400
Doosan Infracore Co. Ltd., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.19%, 05/18/24		5,139	5,147,847
EXC Holdings III Corp., Term Loan, (LIBOR USD 6 Month + 3.50%), 5.16%, 11/15/24		4,260	4,293,271
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.44%, 07/30/24		12,835	12,871,369
Mueller Water Products, Inc., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.15% — 4.19%, 11/25/21(c)		5,023	5,060,903
Ocean Rig UDW, Inc., Term Loan, (LIBOR USD 3 Month + 8.00%), 8.00%, 09/20/24		694	720,655
Pro Mach Group, Inc., Term Loan B, 03/07/25(g)		5,075	5,087,687

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Machinery (continued)
Rexnord LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.85%, 08/21/24	USD	5,456	$5,488,321
Tecomet, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.28% — 7.00%, 05/01/24		9,185	9,253,859
WireCo WorldGroup, Inc. Term Loan, (LIBOR USD 3 Month + 5.50%), 7.48%, 07/30/23		2,903	2,931,063
Zebra Tech Corp., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.75%, 10/27/21		4,953	4,975,633

			74,005,280
Media — 6.9%
A-L Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.83%, 12/01/23(c)		5,889	5,948,263
Altice US Finance I Corp., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.90%, 07/28/25		26,119	26,075,768
Cable One, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.25%), 3.95%, 05/01/24(c)		3,741	3,750,553
CBS Radio, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.62%, 10/17/23		4,921	4,943,223
Charter Communications Operating, LLC, Term Loan, 03/31/23(g)		15,121	15,102,526
Charter Communications Operating, LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.65%, 04/30/25		24,386	24,432,193
Cineworld Ltd., Term Loan, 02/07/25(g)		10,385	10,369,422
CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.84%, 07/17/25		19,888	19,828,298
CSC Holdings LLC, Term Loan B, (LIBOR USD 6 Month + 2.50%), 4.14%, 01/12/26		7,370	7,376,117
DHX Media Ltd., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.40%, 12/29/23		4,124	4,129,430
Getty Images, Inc., Term Loan B, 10/18/19(g)		1,506	1,439,334
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.83%, 02/07/24		4,293	4,315,359
Hemisphere Media Holdings Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.15%, 02/14/24		3,615	3,538,034
iHeartCommunications, Inc., Term Loan, 01/30/19(g)		18,751	14,883,614
iHeartCommunications, Inc., Term Loan E, (LIBOR USD 3 Month + 7.50%), 9.19%, 07/30/19		5,460	4,331,855
Lamar Media Corp., Term Loan B, 02/20/25(g)		3,395	3,411,975
Mission Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.16%, 01/17/24		934	936,169
Nexstar Broadcasting Group, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.16%, 01/17/24		7,333	7,353,056
PSAV Holdings LLC, 1st Lien Term Loan, 02/21/25(g)		4,510	4,521,275
Radiate Holdco LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.65%, 02/01/24		5,776	5,765,837
SFR Group SA, Term Loan, (LIBOR USD 6 Month + 3.00%), 4.72%, 01/31/26		2,491	2,391,127
Sinclair Television Group, Inc., Term Loan, 12/12/24(g)		3,691	3,695,460
SMG Holdings, Inc., Term Loan, (LIBOR USD 6 Month + 3.25%), 4.89%, 01/23/25		4,410	4,443,075
Trader Corp., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.69%, 09/28/23		7,674	7,664,353
Tribune Media Co., Term Loan B, 01/26/24(g)		21,461	21,467,496
Unitymedia Finance LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.84%, 09/30/25		10,144	10,125,031

Security	Par (000)		Value
Media (continued)
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 12/16/24	USD	2,380	$2,405,299
Virgin Media Bristol LLC, Term Loan K, (LIBOR USD 1 Month + 2.50%), 4.09%, 01/30/26		26,257	26,340,760
William Morris Endeavor Entertainment LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90%, 05/06/21		1,515	1,524,167
Ziggo Secured Finance Partnership, Term Loan E, (LIBOR USD 1 Month + 2.50%), 4.09%, 04/15/25		6,305	6,244,724

			258,753,793
Metals & Mining — 0.1%
Signode Industrial Group US, Inc., Ist Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.40% — 4.44%, 05/01/21		2,894	2,888,383

Multiline Retail — 0.6%
BJ’s Wholesale Club, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.08%, 02/03/24		10,124	10,097,929
Hudsons Bay Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.90%, 09/30/22		11,699	11,260,469

			21,358,398
Oil, Gas & Consumable Fuels — 4.1%
BCP Raptor LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.25%), 5.90% — 6.04%, 06/24/24		8,313	8,371,418
BCP Renaissance Parent LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.77%, 10/31/24		7,186	7,245,464
California Resources Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 10.38%), 11.97%, 12/31/21		9,305	10,491,263
California Resources Corp., Term Loan, 12/31/22(g)		11,354	11,481,732
Chesapeake Energy Corp., Term Loan, (LIBOR USD 3 Month + 7.50%), 9.44%, 08/23/21		14,677	15,626,902
CONSOL Energy., Inc., Term Loan, (LIBOR USD 3 Month + 4.50%), 6.15% — 6.49%, 11/26/21(c)		1,955	1,952,556
CONSOL Energy., Inc., Term Loan B, (LIBOR USD 3 Month + 6.00%), 7.65% — 7.99%, 10/30/22		3,835	3,918,072
Gavilan Resources LLC, 2nd Lien Term Loan, 03/01/24(g)		11,230	11,267,396
Granite Acquisition, Inc., 1st Lien Term Loan B-1, (LIBOR USD 6 Month + 3.50%), 5.19%, 12/17/21		12,866	13,005,836
Granite Acquisition, Inc., 1st Lien Term Loan C, (LIBOR USD 3 Month + 3.50%), 5.19%, 12/17/21		2,143	2,166,209
Lucid Energy Group LLC, Term Loan, 01/30/25(g)		7,785	7,789,905
Medallian Midland Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.90%, 10/30/24(c)		8,065	8,085,162
MEG Energy Corp., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.20%, 12/31/23		10,833	10,829,574
Oryx Southern Delaware Holdings LLC, Term Loan, 02/28/25(c),(g)		5,570	5,563,038
Oxbow Carbon LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.40%, 12/24/22(c)		2,051	2,071,510
Power Borrower LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.94%, 11/06/20		4,800	4,803,984
Team Health Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.40%, 02/06/24		8,900	8,651,557

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Terra-Gen Finance Co. LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.90%, 12/09/21(c)	USD	7,289	$6,596,446
Ultra Resources, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.59%, 04/12/24(d)		6,790	6,759,445
Vine Oil & Gas LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 6.88%), 8.52%, 12/02/21(c)		5,662	5,662,000

			152,339,469
Pharmaceuticals — 2.4%
Akorn, Inc., Term Loan, 04/16/21(c),(g)		11,124	10,984,605
Alphabet Holding Co., Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 09/26/24(c)		17,556	16,897,650
Alphabet Holding Co., Inc., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.40%, 09/15/25		7,983	7,504,020
Catalent Pharma Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.90%, 05/20/21		17,184	17,242,936
Endo International plc, Term Loan B, 04/06/24(g)		7,117	7,097,337
Grifols Worldwide Operations Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 3.72%, 01/31/25		18,352	18,416,912
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B-F-1, (LIBOR USD 1 Month + 3.50%), 5.08%, 04/01/22		11,961	12,098,441

			90,241,901
Professional Services — 1.6%
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.65% — 4.77%, 06/07/23		12,901	13,025,036
CPA Global Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.02%, 10/15/24		11,252	11,245,024
EWT Holdings III Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.69%, 12/20/24		5,485	5,535,948
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.19%, 06/28/24		3,145	3,178,431
On Assignment, Inc., Term Loan B, 02/21/25(g)		5,272	5,291,916
OPE Inmar Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 05/01/24		4,269	4,286,606
Paraexel International Corp., Term Loan B, 09/27/24(g)		5,536	5,530,332
SterlingBackcheck Co., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 06/19/24(c)		10,707	10,760,331

			58,853,624
Real Estate Management & Development — 0.3%
Realogy Group LLC, Term Loan, 02/28/25(g)		11,535	11,588,687

Road & Rail — 1.1%
Avolon TLB Borrower 1 US LLC, 1st Lien Term Loan B-2, (LIBOR USD 1 Month + 2.25%), 3.84%, 03/21/22		3,697	3,691,516
Ceva Group plc, Term Loan, (LIBOR USD 3 Month — 0.10%), 1.59%, 03/19/21(c)		2,825	2,768,316
Ceva Intercompany BV, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.27%, 03/19/21		2,877	2,822,710
Ceva Logistics Canada ULC, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.27%, 03/19/21		536	526,325
Ceva Logistics U.S. Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 5.50%), 7.27%, 03/19/21		3,789	3,717,716

Security	Par (000)		Value
Road & Rail (continued)
Gruden Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.19%, 08/18/22	USD	3,740	$3,777,539
Livingston International, Inc., 1st Lien Term Loan B-3, (LIBOR USD 3 Month + 5.75%), 7.44%, 03/20/20		1,276	1,272,497
PODS, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.58%, 11/21/24(c)		17,387	17,496,094
SIRVA Worldwide, Inc., Term Loan, (LIBOR USD 3 Month + 6.50%), 8.34% — 8.51%, 11/22/22(c)		2,915	2,929,390
XPO Logistics, Inc., Term Loan B, 02/24/25(g)		3,586	3,593,594

			42,595,697
Semiconductors & Semiconductor Equipment — 0.3%
Cavium, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.90%, 08/16/22(c)		2,976	2,980,042
MaxLinear, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.09%, 05/13/24(c)		1,989	1,988,823
Microsemi Corp., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.74%, 01/15/23		2,798	2,804,299
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.65%, 03/31/23		2,080	2,089,728

			9,862,892
Software — 9.9%
Access Information, 1st Lien Term Loan, 02/14/25(g)		2,273	2,288,334
Access Information, 2nd Lien Term Loan, 02/13/26(g)		913	914,553
Access Information, Delayed Draw 2nd Lien Term Loan, 02/13/26(g)		170	169,992
Applied Systems, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.94%, 09/19/24		9,386	9,432,639
Applied Systems, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.00%), 8.69%, 09/19/25		2,282	2,352,942
Aptean, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.25%), 5.95%, 12/20/22		6,104	6,131,831
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.65%, 07/12/24		5,696	5,714,692
Barracuda Networks, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 1.81%), 5.06%, 02/12/25		4,425	4,446,196
BMC Software Finance, Inc., Term Loan, 09/10/22(g)		21,376	21,427,258
Cotiviti Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.20%, 09/28/23		8,533	8,570,870
Flexera Software LLC, Term Loan, 01/24/25(g)		2,775	2,781,077
Hyland Software, Inc. 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.00%), 8.65%, 07/07/25		2,755	2,806,656
Hyland Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.90%, 07/01/22		6,488	6,531,385
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.44%, 02/01/22		19,324	19,339,480
Informatica LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.94%, 08/05/22		16,676	16,759,425
Kofax Ltd., Term Loan, (LIBOR USD 3 Month + 4.00%), 3.89%, 07/07/23		4,125	4,138,851
Kronos, Inc., 1st Lien Term Loan B, 11/01/23(g)		18,330	18,442,858
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.02%, 11/01/24		8,065	8,273,319
McAfee Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.15%, 09/30/24		9,002	9,044,209
Miami Escrow Borrower LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 06/21/24		1,306	1,308,702

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Software (continued)
Misys, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.48%, 06/13/24	USD	9,303	$9,296,459
Misys, 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.23%, 06/13/25		2,595	2,574,084
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.94%, 11/29/24		18,420	18,462,890
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.94%, 12/01/25		5,845	5,880,070
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.15%, 10/20/22		9,952	9,968,270
Optiv Security, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.88%, 02/01/24		16,385	15,586,227
Optiv Security, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 8.88%, 01/31/25(c)		5,608	5,201,492
Press Ganey Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.65%, 10/23/23		7,458	7,504,825
Qlik Technologies, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.04%, 04/26/24		5,703	5,622,952
Rackspance Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.67% — 4.79%, 11/03/23		15,371	15,409,051
Seattle SpinCo, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 06/21/24		8,821	8,837,990
Securus Technologies Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.15%, 11/01/24		8,291	8,379,133
SolarWinds, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15%, 02/03/23		11,727	11,756,338
Solera Holdings, Inc., Term Loan B-1, (LIBOR USD 1 Month + 3.25%), 4.82%, 03/03/23		21,967	22,012,375
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.94%, 09/30/22		20,462	20,481,891
SS&C Technologies Holdings, Inc., Term Loan B, 02/28/25(g)		24,120	24,240,630
SS&C Technologies Holdings, Inc., Term Loan B-4, 02/28/25(g)		8,603	8,646,401
SS&C Technologies, Inc. Term Loan B-2, 07/08/22(g)		246	247,062
SS&C Technologies, Inc., Term Loan B-1, 07/08/22(g)		15,682	15,756,075
Veritas US, Inc., Term Loan B, 01/27/23(g)		3,685	3,663,563

			370,403,047
Specialty Retail — 2.1%
Academy Ltd., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.69%, 07/01/22		9,207	7,339,814
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.83%, 01/02/25		15,606	15,671,318
Euro Garages Ltd. Term Loan B-1, 02/07/25(g)		3,625	3,623,188
Evergreen Acqco 1 LP, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.38% — 5.49%, 07/09/19		2,042	1,950,729
Harbor Freight Tools USA, Inc., Term Loan, 08/18/23(g)		7,759	7,769,843
Leslie’s Poolmart, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.13% — 5.28%, 08/16/23		3,337	3,340,558
Michaels Stores, Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.75%), 4.33% — 4.40%, 01/30/23		7,177	7,207,681
National Vision, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.40%, 11/12/24		1,501	1,507,045
Party City Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 2.75%), 4.33% — 4.53%, 08/19/22		3,239	3,244,998

Security	Par (000)		Value
Specialty Retail (continued)
Petco Animal Supplies, Inc., Term Loan B-1, (LIBOR USD 3 Month + 3.00%), 4.77%, 01/26/23	USD	4,380	$3,038,554
PetSmart, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.57%, 03/11/22		881	718,025
Sera Simmons Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 5.19% — 5.29%, 11/08/23		14,274	13,757,022
Sera Simmons Holdings LLC, 2nd Lien Term Loan, 11/08/24(g)		4,206	3,817,032
Staples, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.79%, 09/12/24		3,728	3,702,473

			76,688,280
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.65%, 09/07/23		10,238	10,236,121
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.60%, 04/29/23		19,057	19,142,982

			29,379,103
Water Utilities — 0.4%
Cullingan NewCo Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.15%, 12/13/23		2,667	2,672,143
HD Supply Waterworks Ltd., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.01% — 5.21%, 08/01/24		12,798	12,819,298

			15,491,441
Wireless Telecommunication Services — 1.6%
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 3 Month + 4.50%), 6.46%, 01/15/24		8,453	8,607,260
New Lightsquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 8.75%), 10.27%, 06/15/20(h)		33,830	31,129,087
Sprint Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.19%, 02/02/24		14,810	14,814,139
Telesat Canada, Term Loan B-4, (LIBOR USD 3 Month + 3.00%), 4.70%, 11/17/23		3,678	3,693,689

			58,244,175

Total Floating Rate Loan Interests — 90.9% (Cost: $3,384,522,143)			3,389,947,856

		Shares
Investment Companies — 0.8%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF		1,059,222	29,139,197

Total Investment Companies — 0.8% (Cost: $29,286,429)			29,139,197

	Beneficial Interest (000)
Other Interests — 0.0%(c)(d)(i)

Capital Markets — 0.0%
Millennium Lender Claim	USD	15,011	—

			—

Total Other Interests — 0.0%			—

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Stocks — 0.0%

Diversified Consumer Services — 0.0%
Education Management Corp., Series A-1, 7.50%(c)(j)	1,705	$—

Total Preferred Stocks — 0.0% (Cost: $72,106)		—

Warrants — 0.0%

Machinery — 0.0%
AFGlobal Corp. (Issued/exercisable 06/08/17, 1 share for 1 warrant, Expires 06/08/22, Strike Price USD 0.00)(c)(d)	17,095	—

Total Warrants — 0.0%		—

Total Long-Term Investments — 99.5% (Cost: $3,703,014,701)		3,709,444,663

Short-Term Securities — 5.5%(k)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.29%(m)	200,299,167	200,299,167
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.21%	3,494,192	3,494,192

Total Short-Term Securities — 5.5% (Cost: $203,793,359)		203,793,359

Total Options Purchased — 0.0% (Cost: $512,570)		1,397,972

Total Investments — 105.0% (Cost: $3,907,320,630)		3,914,635,994

Liabilities in Excess of Other Assets — (5.0)%		(184,073,804)

Net Assets — 100.0%		$3,730,562,190

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(j)	Perpetual security with no stated maturity date.
(k)	Annualized 7-day yield as of period end.

(m)	During the period ended February 28, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Shares Purchased	Shares Sold		Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	211,598,707	—	(11,299,540	)(b)	200,299,167	$200,299,167	$873,497	$587	$—
iShares iBOXX $ High Yield Corporate Bond ETF	—	801,000	(801,000)		—	—	534,732	(384,533)	—

						$200,299,167	$1,408,229	$(383,946)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate
Description	Rate	Frequency	Rate	Frequency				Notional Amount (000)		Value
Put
10-Year Interest Rate Swap	2.75%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/16/18	2.75%	USD	8,500	$140,322
10-Year Interest Rate Swap	2.75	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/16/18	2.75	USD	26,850	443,252
10-Year Interest Rate Swap	2.65	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/25/18	2.65	USD	8,550	206,582
10-Year Interest Rate Swap	2.82	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	05/18/18	2.82	USD	40,000	607,816

										$1,397,972

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	B+	USD	36,877	$2,859,373	$2,255,141	$604,232

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/ Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	5,634	$637,873	$713,118	$(75,245)
CenturyLink Inc.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	USD	5,765	652,706	738,796	(86,090)

							$1,290,579	$1,451,914	$(161,335)

Balances reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$2,255,141	$—	$604,232	$—
OTC Derivatives	1,451,914	—	—	(161,335)

(a)	Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Options purchased
Investments at value — unaffiliated(a)	$—	$—	$—	$—	$1,397,972	$—	$1,397,972
Swaps — centrally cleared
Net unrealized appreciation(b)	—	604,232	—	—	—	—	604,232
Swaps — OTC
Swap premiums paid	—	1,451,914	—	—	—	—	1,451,914

	$—	$2,056,146	$—	$—	$1,397,972	$—	$3,454,118

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps	$—	$161,335	$—	$—	$—	$—	$161,335

(a)	Includes options purchased at value as reported in the Schedule of Investments.
(b)	Includes cumulative appreciation on centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2018, the effect of derivative financial instruments in the Statements of Operations were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$11,732	$—	$—	$11,732
Options purchased(a)	—	—	—	—	178,160	—	178,160
Swaps	—	(452,337)	—	—	—	—	(452,337)

	$—	$(452,337)	$—	$11,732	$178,160	$—	$(262,445)

Net Change In Unrealized Appreciation (Depreciation)
Forward foreign currency exchange contracts	$—	$—	$—	$(41,121)	$—	$—	$(41,121)
Options purchased(b)	—	—	—	—	1,224,229	—	1,224,229
Swaps	—	442,897	—	—	—	—	442,897

	$—	$442,897	$—	$(41,121)	$1,224,229	$—	$1,626,005

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,435,026
Options:
Average value of swaption contracts purchased	$81,800,000
Credit default swaps:
Average notional value — buy protection	$11,399,000
Average notional value — sell protection	$18,438,500

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options(a)	$1,397,972	$—
Swaps — Centrally cleared	—	187,442
Swaps — OTC(b)	1,451,914	161,335

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,849,886	$348,777
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(187,442)

Total derivative assets and liabilities subject to an MNA	$2,849,886	$161,335

(a)	Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund.

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets
JP Morgan Chase Bank NA	$2,849,886	$(161,335)	$—	$(2,688,551)	$—

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
JP Morgan Chase Bank NA	$161,335	$(161,335)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$51,491,330	$19,400,000	$70,891,330
Common Stocks:
Banks	—	444,150	—	444,150
Chemicals	—	—	96,242	96,242
Diversified Consumer Services	—	—	15	15
Health Care Equipment & Supplies	—	3,376	—	3,376
Hotels, Restaurants & Leisure	1,348,397	—	—	1,348,397
Machinery	—	242,325	—	242,325
Oil, Gas & Consumable Fuels	—	—	227,248	227,248
Software	3,036,854	—	—	3,036,854
Corporate Bonds(a)	—	214,067,673	—	214,067,673
Floating Rate Loan Interests:
Aerospace & Defense	—	48,435,611	—	48,435,611
Airlines	—	—	453,917	453,917
Auto Components	—	—	5,899,830	5,899,830
Automobiles	—	5,468,890	1,488,375	6,957,265
Building Products	—	36,029,347	—	36,029,347
Capital Markets	—	68,517,689	—	68,517,689
Chemicals	—	104,658,472	—	104,658,472
Commercial Services & Supplies	—	207,267,900	27,482,472	234,750,372
Communications Equipment	—	18,776,641	—	18,776,641
Construction & Engineering	—	46,898,427	—	46,898,427
Consumer Finance	—	5,711,331	—	5,711,331
Containers & Packaging	—	64,081,451	—	64,081,451
Distributors	—	40,848,221	—	40,848,221
Diversified Consumer Services	—	42,349,353	—	42,349,353
Diversified Financial Services	—	54,696,642	11,331,163	66,027,805
Diversified Telecommunication Services	—	186,628,423	4,284,451	190,912,874
Electric Utilities	—	81,495,694	—	81,495,694
Electrical Equipment	—	24,907,405	—	24,907,405
Electronic Equipment, Instruments & Components	—	11,024,252	—	11,024,252
Energy Equipment & Services	—	17,662,644	—	17,662,644
Equity Real Estate Investment Trusts (REITs)	—	65,107,937	—	65,107,937
Food & Staples Retailing	—	18,462,006	—	18,462,006
Food Products	—	86,816,527	3,201,987	90,018,514
Gas Utilities	—	10,531,431	—	10,531,431
Health Care Equipment & Supplies	—	109,052,846	8,635,500	117,688,346
Health Care Provides & Services	—	140,737,195	21,284,746	162,021,941
Health Care Technology	—	1,909,913	—	1,909,913
Hotels, Restaurants & Leisure	—	196,756,083	4,072,511	200,828,594
Household Durables	—	8,318,848	—	8,318,848
Household Products	—	25,511,198	—	25,511,198
Independent Power and Renewable Electricity Producers	—	28,780,636	—	28,780,636
Industrial Conglomerates	—	—	9,308,640	9,308,640
Insurance	—	87,563,773	—	87,563,773
Internet & Direct Marketing Retail	—	7,767,197	—	7,767,197
Internet Software & Services	—	53,603,147	—	53,603,147
IT Services	—	106,211,063	—	106,211,063
Leisure Products	—	7,221,901	—	7,221,901
Machinery	—	55,925,938	18,079,342	74,005,280
Media	—	249,054,977	9,698,816	258,753,793
Metals & Mining	—	2,888,383	—	2,888,383
Multiline Retail	—	21,358,398	—	21,358,398
Oil, Gas & Consumable Fuels	—	122,408,757	29,930,712	152,339,469
Pharmaceuticals	—	62,359,646	27,882,255	90,241,901
Professional Services	—	48,093,293	10,760,331	58,853,624

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Floating Rate Income Portfolio

	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$—	$11,588,687	$—	$11,588,687
Road & Rail	—	19,401,897	23,193,800	42,595,697
Semiconductors & Semiconductor Equipment	—	4,894,027	4,968,865	9,862,892
Software	—	365,201,555	5,201,492	370,403,047
Specialty Retail	—	76,688,280	—	76,688,280
Technology Hardware, Storage & Peripherals	—	29,379,103	—	29,379,103
Water Utilities	—	15,491,441	—	15,491,441
Wireless Telecommunication Services	—	58,244,175	—	58,244,175
Investment Companies	29,139,197	—	—	29,139,197
Short-Term Securities	203,793,359	—	—	203,793,359
Options Purchased:
Interest rate contracts	—	1,397,972	—	1,397,972
Unfunded Floating Rate Loan Interests(b)	—	19,334	—	19,334

Total Investments	$237,317,807	$3,430,454,811	$246,882,710	$3,914,655,328

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$604,232	$—	$604,232
Liabilities:
Credit contracts	—	(161,335)	—	(161,335)

	$—	$442,897	$—	$442,897

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended February 28, 2018, there were no transfers between Levels 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interest	Other Interests	Preferred Securities	Options Purchased	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of August 31, 2017	$1,000,000	$487,254	$1	$123,714,948	$84	$938	$4	$10,932	$125,214,161
Transfers into Level 3(a)	—	—	—	71,745,463	—	—	—	—	71,745,463
Transfers out of Level 3	(1,000,000)	(145,395)	—	(34,177,565)	—	—	—	—	(35,322,960)
Other(b)	84	—	—	—	(84)	—	—	—	—
Accrued discounts/premiums	—	—	—	6,205	—	—	—	—	6,205
Net realized gain (loss)	—	—	—	(307,680)	—	—	—	—	(307,680)
Net change in unrealized appreciation (depreciation)(c)(d)	(84)	(18,354)	(1)	963,751	—	(938)	(4)	(10,932)	933,438
Purchases	19,400,000	—	—	103,392,934	—	—	—	—	122,792,934
Sales	—	—	—	(38,178,851)	—	—	—	—	(38,178,851)

Closing Balance, as of February 28, 2018	$19,400,000	$323,505	$—	$227,159,205	$—	$—	$—	$—	$246,882,710

Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2018(d)	$(84)	$(18,344)	$—	$411,474	$—	$—	$—	$—	$(393,046)

(a)	As of August 31, 2017, the Fund used observable inputs in determining the value of certain investments. As of February 28, 2018, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	Certain Level 3 investments were re-classified between Asset-backed Securities and Other Interests.
(c)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(d)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	23

Statement of Assets and Liabilities  (unaudited)

February 28, 2018

BlackRock Floating Rate Income Portfolio

ASSETS
Investments at value — unaffiliated (cost — $3,707,021,463)	$3,714,336,827
Investments at value — affiliated (cost — $200,299,167)	200,299,167
Cash	387,715
Cash pledged for centrally cleared swaps	1,808,000
Foreign currency at value (cost — $1,113,570)	1,164,249
Receivables:
Investments sold	75,032,497
Capital shares sold	8,261,013
Dividends — affiliated	149,852
Dividends — unaffiliated	249
Interest — unaffiliated	13,509,492
From the Manager	17,342
Swap premiums paid	1,451,914
Unrealized appreciation on unfunded floating rate loan interests	19,334
Prepaid expenses	136,676

Total assets	4,016,574,327

LIABILITIES
Cash received as collateral for OTC derivatives	2,940,000
Payables:
Investments purchased	263,908,761
Capital shares redeemed	10,907,129
Income dividends	2,816,943
Service and distribution fees	216,491
Variation margin on centrally cleared swaps	187,442
Administration fees	342,859
Investment advisory fees	2,974,437
Trustees’ and Officer’s fees	18,522
Other affiliates	17,153
Other accrued expenses	1,521,065
Unrealized depreciation on OTC swaps	161,335

Total liabilities	286,012,137

NET ASSETS	$3,730,562,190

NET ASSETS CONSIST OF
Paid-in capital	$3,784,515,328
Undistributed net investment income	902,282
Accumulated net realized loss	(62,683,694)
Net unrealized appreciation (depreciation)	7,828,274

NET ASSETS	$3,730,562,190

NET ASSET VALUE

Institutional— Based on net assets of $2,819,323,035 and 275,994,762 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.22

InvestorA — Based on net assets of $568,198,219 and 55,629,172 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.21

InvestorC — Based on net assets of $123,346,850 and 12,079,017 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.21

InvestorC1 — Based on net assets of $12,586,863 and 1,232,749 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.21

ClassK — Based on net assets of $207,107,223 and 20,283,831 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.21

See notes to financial statements.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations  (unaudited)

Six Months Ended February 28, 2018

BlackRock Floating Rate Income Portfolio

INVESTMENT INCOME
Dividends — affiliated	$1,408,229
Dividends — unaffiliated	774,309
Interest — unaffiliated	88,132,013

Total investment income	90,314,551

EXPENSES
Investment advisory	9,140,840
Service and distribution — class specific	1,405,650
Transfer agent — class specific	1,016,584
Administration	686,849
Administration — class specific	367,734
Accounting services	276,126
Registration	128,689
Professional	116,912
Custodian	70,099
Printing	45,381
Trustees and Officer	33,234
Recoupment of past waived and/or reimbursed fees — class specific	29,759
Miscellaneous	428,040

Total expenses	13,745,897
Less:
Administration fees waived — class specific	(149)
Fees waived and/or reimbursed by the Manager	(104,516)
Transfer agent fees waived and /or reimbursed — class specific	(89)

Total expenses after fees waived and/or reimbursed	13,641,143

Net investment income	76,673,408

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,946,907
Investments — affiliated	(384,533)
Capital gain distributions from investment companies — affiliated	587
Forward foreign currency exchange contracts	11,732
Foreign currency transactions	108,892
Swaps	(452,337)
Unfunded floating rate loan interests	(2,365)

1,228,883

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,768,943
Forward foreign currency exchange contracts	(41,121)
Foreign currency translations	(20,866)
Swaps	442,897
Unfunded floating rate loan interests	8,402

4,158,255

Net realized and unrealized gain	5,387,138

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,060,546

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

	BlackRock Floating Rate Income Portfolio
	Six Months Ended 02/28/2018 (Unaudited)	Year Ended 08/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$76,673,408	$137,376,212
Net realized gain	1,228,883	12,098,105
Net change in unrealized appreciation (depreciation)	4,158,255	9,660,974

Net increase in net assets resulting from operations	82,060,546	159,135,291

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(57,811,057)	(102,018,572)
Investor A	(11,192,317)	(23,346,335)
Investor C	(2,030,760)	(4,198,206)
Investor C1	(237,729)	(1,207,220)
Class K	(4,597,280)	(6,712,325)

Decrease in net assets resulting from distributions to shareholders	(75,869,143)	(137,482,658)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	14,740,562	660,696,164

NET ASSETS
Total increase in net assets	20,931,965	682,348,797
Beginning of period	3,709,630,225	3,027,281,428

End of period	$3,730,562,190	$3,709,630,225

Undistributed net investment income, end of period	$902,282	$98,017

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	BlackRock Floating Rate Income Portfolio
	Institutional
	Six Months Ended 02/28/2018 (Unaudited)		Year Ended August 31,
			2017		2016		2015(a)		2014(a)		2013(a)
Net asset value, beginning of period	$10.20		$10.12		$10.20		$10.46		$10.43		$10.32

Net investment income(b)	0.22		0.42		0.42		0.44		0.44		0.45
Net realized and unrealized gain (loss)	0.01		0.08		(0.08)		(0.24)		0.01		0.13	(c)

Net increase from investment operations	0.23		0.50		0.34		0.20		0.45		0.58

Distributions from net investment income(d)	(0.21)		(0.42)		(0.42)		(0.46)		(0.42)		(0.47)

Net asset value, end of period	$10.22		$10.20		$10.12		$10.20		$10.46		$10.43

Total Return:(e)
Based on net asset value	2.31	%(f)	5.01%		3.48%		1.98%		4.42%		5.67%

Ratios to Average Net Assets:(g)
Total expenses	0.66	%(h)(i)	0.67	%(h)	0.68	%(h)	0.69	%(h)	0.72	%(h)	0.73	%(h)

Total expenses after fees waived and/or reimbursed	0.66	%(i)	0.67%		0.67%		0.68%		0.70%		0.70%

Net investment income	4.26	%(i)	4.10%		4.23%		4.26%		4.19%		4.25%

Supplemental Data:
Net assets, end of period (000)	$2,819,323		$2,753,882		$2,290,192		$1,862,771		$1,607,319		$1,372,062

Portfolio turnover rate	35%		112%		72%		78%		87%		91%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Includes redemption fees, which are less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 02/28/2018 (Unaudited)	Year Ended August 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	N/A

(h)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees for the years ended August 31, 2015, August 31, 2014 and August 31, 2013, the ratio would have been 0.67%, 0.69% and 0.71%, respectively. There was no financial impact to the expense ratio for the year ended August 31, 2017, August 31, 2016 or the six months ended February 28, 2018.
(i)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

	BlackRock Floating Rate Income Portfolio (continued)
	Investor A
	Six Months Ended 02/28/2018 (Unaudited)		Year Ended August 31,
			2017	2016		2015(a)		2014(a)		2013(a)
Net asset value, beginning of period	$10.20		$10.12	$10.20		$10.46		$10.42		$10.31

Net investment income(b)	0.20		0.39	0.39		0.42		0.41		0.42
Net realized and unrealized gain (loss)	0.01		0.08	(0.08)		(0.25)		0.02		0.12	(c)

Net increase from investment operations	0.21		0.47	0.31		0.17		0.43		0.54

Distributions from net investment income(d)	(0.20)		(0.39)	(0.39)		(0.43)		(0.39)		(0.43)

Net asset value, end of period	$10.21		$10.20	$10.12		$10.20		$10.46		$10.42

Total Return:(e)
Based on net asset value	2.05	%(f)	4.69%	3.14%		1.68%		4.23%		5.35%

Ratios to Average Net Assets:(g)
Total expenses	0.96	%(h)	0.99%	1.01	%(i)	0.98	%(i)	0.98	%(i)	1.02	%(i)

Total expenses after fees waived and/or reimbursed	0.96	%(h)	0.98%	1.01%		0.97%		0.97%		1.01%

Net investment income	3.95	%(h)	3.79%	3.89%		4.04%		3.86%		3.99%

Supplemental Data:
Net assets, end of period (000)	$568,198		$607,709	$554,628		$597,767		$600,954		$659,910

Portfolio turnover rate	35%		112%	72%		78%		87%		91%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Includes redemption fees, which are less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 02/28/2018 (Unaudited)	Year Ended August 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	N/A

(h)	Annualized.
(i)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees for the years ended August 31, 2016, August 31, 2014 and August 31, 2013, the ratio would have been 1.00%, 0.97%, and 1.00%, respectively. There was no financial impact to the expense ratio for the year ended August 31, 2015.

See notes to financial statements.

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	BlackRock Floating Rate Income Portfolio (continued)
	Investor C
	Six Months Ended 02/28/2018 (Unaudited)		Year Ended August 31,
			2017	2016		2015(a)		2014(a)		2013(a)
Net asset value, beginning of period	$10.19		$10.11	$10.19		$10.46		$10.42		$10.31

Net investment income(b)	0.16		0.31	0.32		0.33		0.33		0.34
Net realized and unrealized gain (loss)	0.02		0.08	(0.08)		(0.25)		0.03		0.12	(c)

Net increase from investment operations	0.18		0.39	0.24		0.08		0.36		0.46

Distributions from net investment income(d)	(0.16)		(0.31)	(0.32)		(0.35)		(0.32)		(0.35)

Net asset value, end of period	$10.21		$10.19	$10.11		$10.19		$10.46		$10.42

Total Return:(e)
Based on net asset value	1.79	%(f)	3.94%	2.42%		0.83%		3.45%		4.56%

Ratios to Average Net Assets:(g)
Total expenses	1.69	%(h)	1.70%	1.71	%(i)	1.72	%(i)	1.74	%(i)	1.77	%(i)

Total expenses after fees waived and/or reimbursed	1.68	%(h)	1.70%	1.70%		1.71%		1.73%		1.76%

Net investment income	3.23	%(h)	3.08%	3.19%		3.25%		3.15%		3.19%

Supplemental Data:
Net assets, end of period (000)	$123,347		$133,144	$128,754		$129,526		$151,454		$123,040

Portfolio turnover rate	35%		112%	72%		78%		87%		91%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Includes redemption fees, which are less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 02/28/2018 (Unaudited)	Year Ended August 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	N/A

(h)	Annualized.
(i)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees for the years ended August 31, 2015, August 31, 2014 and August 31, 2013, the ratio would have been 1.71%, 1.73%, and 1.74%, respectively. There was no financial impact to the expense ratio for the year ended August 31, 2016.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

	BlackRock Floating Rate Income Portfolio (continued)
	Investor C1
	Six Months Ended 02/28/2018 (Unaudited)		Year Ended August 31,
			2017	2016	2015(a)	2014(a)		2013(a)
Net asset value, beginning of period	$10.19		$10.12	$10.20	$10.46	$10.42		$10.31

Net investment income(b)	0.18		0.34	0.35	0.36	0.36		0.37
Net realized and unrealized gain (loss)	0.01		0.07	(0.09)	(0.24)	0.02		0.12	(c)

Net increase from investment operations	0.19		0.41	0.26	0.12	0.38		0.49

Distributions from net investment income(d)	(0.17)		(0.34)	(0.34)	(0.38)	(0.34)		(0.38)

Net asset value, end of period	$10.21		$10.19	$10.12	$10.20	$10.46		$10.42

Total Return:(e)
Based on net asset value	1.92	%(f)	4.11%	2.69%	1.19%	3.73%		4.84%

Ratios to Average Net Assets:(g)
Total expenses	1.43	%(h)	1.44%	1.45%	1.45%	1.47	%(i)	1.51	%(i)

Total expenses after fees waived and/or reimbursed	1.43	%(h)	1.44%	1.44%	1.45%	1.46%		1.49%

Net investment income	3.47	%(h)	3.39%	3.46%	3.53%	3.41%		3.55%

Supplemental Data:
Net assets, end of period (000)	$12,587		$14,792	$47,450	$56,260	$75,517		$87,176

Portfolio turnover rate	35%		112%	72%	78%	87%		91%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Includes redemption fees, which are less than $0.005 per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 02/28/2018 (Unaudited)	Year Ended August 31,
		2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	N/A

(h)	Annualized.
(i)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees for the years ended August 31, 2014 and August 31, 2013, the ratio would have been 1.45%, and 1.49%, respectively.

See notes to financial statements.

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

	BlackRock Floating Rate Income Portfolio (continued)
	Class K
	Six Months Ended 02/28/2018 (Unaudited)		Year Ended 08/31/2017	Period from 03/28/2016(a) to 08/31/2016
Net asset value, beginning of period	$10.19		$10.11	$9.90

Net investment income(b)	0.22		0.42	0.19
Net realized and unrealized gain	0.01		0.08	0.21

Net increase from investment operations	0.23		0.50	0.40

Distributions from net investment income(c)	(0.21)		(0.42)	(0.19)

Net asset value, end of period	$10.21		$10.19	$10.11

Total Return:(d)
Based on net asset value	2.31	%(e)	5.05%	4.05	%(e)

Ratios to Average Net Assets:(f)
Total expenses	0.65	%(g)(h)	0.65%	0.63	%(g)

Total expenses after fees waived and/or reimbursed	0.65	%(g)	0.63%	0.63	%(g)

Net investment income	4.26	%(g)	4.08%	4.44	%(g)

Supplemental Data:
Net assets, end of period (000)	$207,107		$200,103	$6,258

Portfolio turnover rate	35%		112%	72%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 02/28/2018 (Unaudited)	Year Ended 08/31/2017	Period from 03/28/2016(a) to 08/31/2016
Investments in underlying funds	0.01%	0.01%	0.01%

(g)	Annualized.
(h)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees for the six months ended February 28, 2018, the ratio would have been 0.63%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Floating Rate Income Portfolio (“Floating Rate Income” or the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C1 Shares are only available for issuance to shareholders of BlackRock Senior Floating Rate Fund II, Inc. in connection with such fund’s reorganization and through dividend and capital gain reinvestment by current holders. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares . . . . . . . . . . . .	Yes	No	(a)	None
Investor C Shares	No	Yes		None
Investor C1 Shares	No	No	(b)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C1 Shares made within one year after purchase. The CDSC does not apply to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

•	Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (unaudited) (continued)

unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs:

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receives investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (unaudited) (continued)

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation
Access CIG LLC	$474,173	$474,173	$477,435	$3,262
Convergint Technologies LLC	286,726	286,008	286,189	181
Lakeland Tours LLC	373,723	372,788	377,811	5,023
Mitchell International, Inc.	1,484,703	1,477,280	1,488,148	10,868

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that the Fund holds the

36	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•	Swaptions — The Fund purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities they anticipate purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

•	Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help them mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances,

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements  (unaudited) (continued)

offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.550%
$1 Billion — $2 Billion	0.500
$2 Billion — $3 Billion	0.475
Greater than $3 Billion	0.450

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C	Investor C1
Service Fee	0.25%	0.25%	0.25%
Distribution Fee	—	0.75%	0.50%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended February 28, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Investor C1	Total
Service and distribution Fees	$716,558	$637,247	$51,845	$1,405,650

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended February 28, 2018, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Investor C1	Class K	Total
$274,514	$57,324	$12,745	$1,383	$21,768	$367,734

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended February 28, 2018, the Fund paid $150 for Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended February 28, 2018, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Investor C1	Class K	Total
$4,442	$3,279	$1,376	$119	$274	$9,490

For the six months ended February 28, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Investor C1	Class K	Total
$658,963	$286,458	$44,861	$4,572	$21,730	$1,016,584

Other Fees: For the six months ended February 28, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $9,106.

For the six months ended February 28, 2018, affiliates received CDSCs as follows:

Investor A	$13,984
Investor C	10,817

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended February 28, 2018, the amount waived was $53,186.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through December 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended February 28, 2018, the Manager waived $47,131 in investment advisory fees pursuant to this arrangement.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Investor C1	Class K
0.70%	1.05%	1.80%	1.80%	0.65%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through December 31, 2018, unless approved by the Board, including a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended February 28, 2018, the Manager waived $4,199, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

These amounts waived and/or reimbursed are shown as administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended February 28, 2018, class specific expense waivers and/or reimbursements are as follows:

	Class K	Total
Administration Fees Waived	$149	$149

	Class K	Total
Transfer Agent Fees Waived and Reimbursed	$89	$89

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements  (unaudited) (continued)

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

For the six months ended February 28, 2018, the Manager recouped the following class specific waivers and/or reimbursements previously recorded by the Fund:

Institutional	$8,732
Investor K	$21,026

On February 28, 2018, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:

	Expires August 31,
	2018	2019	2020
Fund Level	$—	$—	$4,198
Institutional	$—	$—	$—
Investor A	$—	$—	$—
Investor C	$—	$—	$—
Investor K	$—	$4,231	$238

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended February 28, 2018, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are trustees and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended February 28, 2018, purchases and sales of investments, including paydowns and excluding short-term securities, were $1,305,883,356 and $1,287,090,896, respectively.

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended August 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2017, the Fund had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

Expires August 31,
No expiration date(a)	$57,335,741
2018	5,675,863

$63,011,604

(a)	Must be utilized prior to losses subject to expiration.

As of February 28, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,908,221,602

Gross unrealized appreciation	25,020,278
Gross unrealized depreciation	(18,162,989)

Net unrealized appreciation (depreciation)	$6,857,289

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Of the aggregate $2.1 billion commitment amount, $500 million is specifically designated to the Fund and BlackRock Credit Strategies Income Fund in the aggregate. The remaining $1.6 billion commitment is available to all Participating Funds, but the Fund and BlackRock Credit Strategies Income Fund can borrow up to an additional $350 million in the aggregate of the remaining aggregate commitment, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended February 28, 2018, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately its value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 02/28/18		Year Ended 08/31/2017
	Shares	Amount	Shares	Amount
Institutional
Shares sold	51,327,986	$524,142,214	138,271,337	$1,412,529,273
Shares issued in reinvestment of distributions	4,515,509	46,119,903	7,799,260	79,669,558
Shares redeemed	(49,897,332)	(509,393,929)	(102,377,612)	(1,043,745,917)

Net increase	5,946,163	$60,868,188	43,692,985	$448,452,914

Investor A
Shares sold	5,964,792	$60,899,244	26,528,130	$270,843,293
Shares issued in reinvestment of distributions	952,961	9,730,031	1,982,198	20,245,863
Shares redeemed	(10,888,266)	(111,107,158)	(23,735,234)	(242,547,995)

Net increase (decrease)	(3,970,513)	$(40,477,883)	4,775,094	$48,541,161

Investor C
Shares sold	941,997	$9,617,251	4,503,967	$45,963,715
Shares issued in reinvestment of distributions	177,548	1,812,525	359,921	3,674,958
Shares redeemed	(2,101,211)	(21,444,732)	(4,532,618)	(46,274,071)

Net increase (decrease)	(981,666)	$(10,014,956)	331,270	$3,364,602

Investor C1
Shares sold	1,180	$12,008	369	$3,774
Shares issued in reinvestment of distributions	18,671	190,627	76,904	784,934
Shares redeemed	(238,307)	(2,433,689)	(3,316,767)	(33,923,489)

Net decrease	(218,456)	$(2,231,054)	(3,239,494)	$(33,134,781)

Class K
Shares sold	11,098,056	$113,303,534	28,935,866	$294,820,244
Shares issued in reinvestment of distributions	423,632	4,324,843	466,344	4,765,939
Shares redeemed	(10,867,263)	(111,032,110)	(10,391,559)	(106,113,915)

Net increase	654,425	$6,596,267	19,010,651	$193,472,268

Total Net Increase	1,429,953	$14,740,562	64,570,506	$660,696,164

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Robert M. Hernandez, Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Honorable Stuart E. Eizenstat, Trustee

Robert Fairbairn, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2017, Roberta Cooper Ramo retired and Donald W. Burton resigned as Trustees of the Trust.

Investment Adviser and Administrator	Custodian
BlackRock Advisors, LLC	JPMorgan Chase Bank, N.A.
Wilmington, DE 19809	New York, NY 10179

Accounting Agent	Independent Registered Public Accounting Firm
JPMorgan Chase Bank, N.A.	Deloitte & Touche LLP
New York, NY 10179	Philadelphia, PA 19103

Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	43

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	45

Glossary of Terms Used in this Report

Currency Abbreviations
USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

FRI-2/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

2

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 4, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 4, 2018

4